SEGMENTED INFORMATION - Summary of Adjusted EBITDA and Funds From Operations (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues		$ 5,876	$ 5,038	$ 4,711
Other income (loss)		627	671	136
Direct operating costs	[1]	(2,580)	(1,933)	(1,434)
Share of revenue, other income and direct operating costs from equity-accounted investments		317	205	128
Management service costs		(204)	(205)	(243)
Interest income (expense)		(1,988)	(1,627)	(1,224)
Current income tax		160	(128)	(148)
Preferred limited partners equity		(37)	(41)	(44)
Preferred equity		(28)	(27)	(26)
Perpetual subordinated notes		(37)	(29)	(29)
Share of interest and cash taxes from equity-accounted investments		(79)	(40)	(37)
Share of Funds From Operations attributable to non-controlling interests		(810)	(789)	(785)
Depreciation		(2,010)	(1,852)	(1,583)
Foreign exchange and financial instruments gain (loss)		880	502	(133)
Deferred income tax recovery		31	176	150
Other		(713)	(212)	(190)
Share of earnings from equity-accounted investments		(326)	21	5
Net income attributable to non-controlling interests		457	170	451
Net loss attributable to Unitholders		(464)	(100)	(295)
Share of net (loss) income		(88)	186	96
Net income attributable to participating non-controlling interests		353	619	334
Hydroelectric
Disclosure of operating segments [line items]
Revenues		2,834	2,689	2,527
Wind
Disclosure of operating segments [line items]
Revenues		1,705	1,213	1,146
Utility-scale solar
Disclosure of operating segments [line items]
Revenues		943	751	700
Distributed energy & storage
Disclosure of operating segments [line items]
Revenues		380	350	298
Sustainable solutions
Disclosure of operating segments [line items]
Revenues		14	35	40
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		3,246	2,826	2,636
Other income (loss)		669	412	292
Direct operating costs		(1,507)	(1,056)	(926)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		2,408	2,182	2,002
Management service costs		(204)	(205)	(243)
Interest income (expense)		(835)	(745)	(596)
Current income tax		(50)	(40)	(59)
Preferred limited partners equity		(37)	(41)	(44)
Preferred equity		(28)	(27)	(26)
Perpetual subordinated notes		(37)	(29)	(29)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		1,217	1,095	1,005
Attributable to Unitholders | Hydroelectric | North America
Disclosure of operating segments [line items]
Revenues		932	1,029	964
Other income (loss)		28	22	15
Direct operating costs		(385)	(381)	(376)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		575	670	603
Management service costs		0	0	0
Interest income (expense)		(269)	(266)	(185)
Current income tax		(6)	(2)	(6)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		300	402	412
Attributable to Unitholders | Hydroelectric | Brazil
Disclosure of operating segments [line items]
Revenues		208	240	197
Other income (loss)		14	5	22
Direct operating costs		(71)	(73)	(52)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		151	172	167
Management service costs		0	0	0
Interest income (expense)		(14)	(19)	(20)
Current income tax		(7)	(7)	(9)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		130	146	138
Attributable to Unitholders | Hydroelectric | Colombia
Disclosure of operating segments [line items]
Revenues		338	293	273
Other income (loss)		2	6	10
Direct operating costs		(164)	(124)	(82)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		176	175	201
Management service costs		0	0	0
Interest income (expense)		(81)	(82)	(57)
Current income tax		(14)	(17)	(27)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		81	76	117
Attributable to Unitholders | Wind
Disclosure of operating segments [line items]
Revenues		629	511	538
Other income (loss)		235	146	56
Direct operating costs		(233)	(164)	(164)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		631	493	430
Management service costs		0	0	0
Interest income (expense)		(130)	(105)	(96)
Current income tax		(17)	(6)	(8)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		484	382	326
Attributable to Unitholders | Utility-scale solar
Disclosure of operating segments [line items]
Revenues		416	365	374
Other income (loss)		180	106	90
Direct operating costs		(132)	(99)	(102)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		464	372	362
Management service costs		0	0	0
Interest income (expense)		(114)	(110)	(102)
Current income tax		(1)	(1)	(7)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		349	261	253
Attributable to Unitholders | Distributed energy & storage
Disclosure of operating segments [line items]
Revenues		227	241	242
Other income (loss)		88	20	23
Direct operating costs		(86)	(81)	(76)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		229	180	189
Management service costs		0	0	0
Interest income (expense)		(38)	(43)	(40)
Current income tax		(5)	(4)	(1)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		186	133	148
Attributable to Unitholders | Sustainable solutions
Disclosure of operating segments [line items]
Revenues		496	147	48
Other income (loss)		66	19	3
Direct operating costs		(397)	(105)	(43)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		165	61	8
Management service costs		0	0	0
Interest income (expense)		(22)	(6)	(2)
Current income tax		0	(3)	0
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		143	52	6
Attributable to Unitholders | Corporate
Disclosure of operating segments [line items]
Revenues		0	0	0
Other income (loss)		56	88	73
Direct operating costs		(39)	(29)	(31)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		17	59	42
Management service costs		(204)	(205)	(243)
Interest income (expense)		(167)	(114)	(94)
Current income tax		0	0	(1)
Preferred limited partners equity		(37)	(41)	(44)
Preferred equity		(28)	(27)	(26)
Perpetual subordinated notes		(37)	(29)	(29)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		(456)	(357)	(395)
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues		(756)	(234)	(188)
Other income (loss)		(86)	(81)	(19)
Direct operating costs		525	110	86
Share of revenue, other income and direct operating costs from equity-accounted investments		317	205	121
Adjusted EBITDA		0	0	0
Management service costs		0	0	0
Interest income (expense)		70	33	19
Current income tax		9	7	10
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		(79)	(40)	(29)
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		0	0	0
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Revenues		3,386	2,446	2,263
Other income (loss)		44	340	(137)
Direct operating costs		(1,598)	(987)	(594)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	7
Adjusted EBITDA		1,832	1,799	1,539
Management service costs		0	0	0
Interest income (expense)		(1,223)	(915)	(647)
Current income tax		201	(95)	(99)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	(8)
Share of Funds From Operations attributable to non-controlling interests		(810)	(789)	(785)
Funds From Operations		$ 0	$ 0	$ 0

[1]	Direct operating costs exclude depreciation expense disclosed below.